SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The majority of the revenues of the Company and its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. In addition, a major portion of the Company's and certain of its subsidiaries' costs are incurred or determined in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with Accounting Standards Codification No. 830, "Foreign Currency Matters" ("ASC No. 830"). All transactions gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

d.	Cash and cash equivalents:

The Company considers all unrestricted highly liquid investments which are readily convertible into cash, with maturity of three months or less at the date of acquisition, to be cash equivalents.

e.	Restricted cash and deposits:

Restricted cash and deposits in the amount of $ 1,138 are held in favor of financial institutions towards fulfillments of forward contract and operating obligations, respectively.

f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The deposits are in dollars and New Israeli Shekels ("NIS") and bear interest at annual weighted average rate 1.6% at December 31, 2011. The short-term deposits are presented at cost.

g.	Marketable securities:

The Company accounts for its investments in marketable securities using Accounting Standards Codification No. 320, "Investments - Debt and Equity Securities" ("ASC No. 320").

The Company's management determines the appropriate classification of marketable securities at the time of purchase and evaluates such designation as of each balance sheet date. The Company classifies all of its investments in marketable securities as available for sale. Available for sale securities are carried at fair value, with the unrealized gains and losses, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in earnings and are derived using the specific identification method for determining the cost of securities. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net, if any.

Until 2009, the Company recognized an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The entire difference between amortized cost and fair value is recognized in earnings. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value and the potential recovery period.

In April 2009, the Company adopted the FASB's updated guidance relating to investments and debt securities, which amends the other-than-temporary impairment ("OTTI") guidance in U.S. GAAP. Under the updated guidance, if OTTI occurs, and it is more likely than not that the Company will not sell the investment or debt security before the recovery of its amortized cost basis, then the OTTI is separated into (a) the amount representing the credit loss and (b) the amount related to all other factors (provided that the Company does not intend to sell the security and it is not more likely than not that it will be required to sell it before recovery). The amount of the total OTTI related to credit loss is recognized in earnings. The amount of the total OTTI related to other factors is recognized in accumulated other comprehensive income. As a result of the adoption of this updated accounting guidance, the Company recorded a cumulative effect adjustment of $ 7,681 to reclassify the non-credit component of previously recognized impairments from accumulated deficit to accumulated other comprehensive income (loss).

As of December 31, 2009, the Company held marketable securities in U.S. dollars in the United States. The balance was composed of Auction Rate Securities ("ARS"). During 2010, the Company had sold its entire ARS portfolio, reclassified the loss recorded in accordance with ASC No. 320 in the accumulated other comprehensive loss in the amount of $ 5,474 to financing expenses and recognized an additional loss of $ 2,238, as further detailed in Notes 4 and 5.

h.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable. Inventory write-offs due to slow moving items and technological obsolescence totaled $ 480, $ 1,100 and $ 800 in 2011, 2010 and 2009, respectively.

Cost is determined as follows:

Raw materials - using the "first in, first out" (FIFO) cost method.

Finished goods -using the "first in first out" (FIFO) cost method, manufacturing cost and allocable indirect cost.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	25 - 33
Computers and peripheral equipment	15 - 33
Office furniture	6 - 15
Leasehold improvements	By the shorter of term of the lease or the useful life of the asset

j.	Goodwill impairment:

Goodwill represents the excess of the purchase price over the fair value of net assets of purchased businesses. Under Accounting Standards Codification No. 350, "Intangibles-Goodwill and Other" ("ASC No. 350"), goodwill and intangible assets deemed to have indefinite lives are tested for impairment annually, or more often if there are indicators of impairment present.

The Company performs annual impairment analysis of goodwill at December 31 of each year, or more often as applicable. The Company operates in one operating segment, and this segment comprises its only reporting unit. The  provisions of ASC No. 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and no further testing is required to be performed. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step of the impairment test in order to determine the implied fair value of goodwill. If the carrying value of goodwill exceeds its implied fair value, then the Company would record an impairment loss equal to the difference.

The Company believes that its business activity and management structure meet the criterion of being a single reporting unit for accounting purposes. The Company has performed an annual impairment analysis as of December 31, 2011 and determined that the carrying value of the reporting unit was less than the fair value of the reporting unit. Fair value is determined using market capitalization. During years 2011, 2010 and 2009 no impairment losses were recorded.

k.	Impairment of long-lived assets:

Long-lived assets are reviewed for impairment in accordance with Accounting Standards Codification No. 360, "Property, Plant, and Equipment ", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2011, 2010 and 2009, no impairment losses were recorded.

l.	Revenue recognition

The Company generates revenues mainly from the sale of hardware and software products along with related maintenance and support services. The Company generally sells its products through resellers, distributors, OEMs and system integrators, all of whom are considered end-customers from the Company's perspective.

Revenues from product sales are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, no significant performance obligations with regard to implementation remain, the fee is fixed or determinable and collectability is probable.

Maintenance and support related revenues included in multiple element arrangements are deferred and recognized on a straight-line basis over the term of the applicable maintenance and support agreement.

Deferred revenues are classified as short and long term and recognized as revenues at the time respective elements are provided.

Under historical accounting principles, the Company was required to account for sales of its products in accordance with ASC 985-605. ASC 985-605 generally required revenue earned on software arrangements involving multiple elements to be allocated to each element based on the relative objective fair value of the elements. Accordingly, revenues were allocated to the different elements in the arrangement under "the residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with a customer, the Company deferred revenues for the VSOE of its undelivered elements (maintenance and support) and recognized revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (hardware and software products).

In October 2009, the FASB issued ASU 2009-14, "Certain Arrangements That Include Software Elements, (amendments to ASC Topic 985, Software)" (ASU 2009-14), which  changes the accounting model for revenue arrangements that include both tangible products and software elements. Tangible products containing software components and nonsoftware components that function together to deliver the tangible product's essential functionality are no longer within the scope of the software revenue guidance in Subtopic 985-605 of the Codification. Accordingly, the Company is out of the scope of Subtopic 985-605. For 2011 and future periods, pursuant to the guidance of ASU 2009-13, "Multiple-Deliverable Revenue Arrangements, (amendments to ASC Topic 605, Revenue Recognition)" (ASU 2009-13) and ASU 2009-14, when a sales arrangement contains multiple elements, such as products and services,  the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on VSOE if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy.

As of January 1, 2011, the Company changed its pricing policy in respect of sales of  maintenance and support in new,  multiple element arrangements.  For the product and maintenance and support under the new pricing policy, the Company determined the ESP in multiple-element arrangements for an individual element based on  reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition.

The Company adopted these standards on January 1, 2011 on a prospective basis for new and materially modified arrangements originating after January 1, 2011; the effect of the adoption of the new standard on the financial results of the Company for the year ended December 31, 2011, was immaterial.

The Company provides a provision for product returns and stock rotation based on its experience with historical sales returns, stock rotations and other known factors.

m.	Advertising expenses:

Advertising expenses are charged to the statement of operations, as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $ 885, $ 635 and $ 626, respectively.

n.	Research and development costs:

Accounting Standards Codification No. 985, "Software" ("ASC No. 985"), requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the consolidated statement of operations as incurre

o.	Severance pay:

The liability in Israel for substantially all of the Company`s  employees in respect of severance pay liability will be calculated in accordance with section 14 of the Severance Pay Law -1963 (herein- "Section 14") Section 14 states that Company's contributions for severance pay shall be inlien of severance compensation and upon release of the policy to the employee, no additional obligations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Further more,  the related obligation and amounts deposits on behalf of such obligation under Section 14, are not stated on the balance sheet, since they are legally released, based on court ruling, from obligation to employees once the deposits have been paid.

There are a few employess in Israel, whereby the Company's liability for severance pay for its Israeli employees was calculated pursuant to Israel's Severance Pay Law, based on the most recent monthly salary of its employees multiplied by the number of years of employment as of the balance sheet date for such employees. The Company's liability was partly provided by monthly deposits with severance pay funds and insurance policies and the remainder by an accrual.

Severance expensesfor the years ended December 31, 2011, 2010 and 2009, amounted to $ 1,280, $ 925 and $ 991, respectively.

p.	Accounting for stock-based compensation:

The Company accounts for stock based compensation in accordance with Accounting Standards Codification No. 718, "Compensation - Stock Compensation" ("ASC No. 718") that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company applies ASC No. 718 and Accounting Standards Codification No. 505-50, "Equity-Based Payments to Non-Employees" ("ASC No. 505-50") with respect to options issued to non-employees. Accordingly, option valuation models one used to measure the fair value of the options at the measurement date as defined in ASC No. 505-50.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates.

The following table sets forth the total stock-based compensation expense resulting from stock options granted to employees and non-employees included in the consolidated statements of operations, for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009

Cost of revenues	$103	$95	$104
Research and development	442	352	357
Sales and marketing	1,001	851	775
General and administrative	710	692	1,062

Total stock-based compensation expense	$2,256	$1,990	$2,298

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock-based compensation awards (except for restricted-stock units, which are valued based on the market value of the underlying share at the date of grant, no such grants in 2009-2011) with the following assumptions for the year ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009

Suboptimal exercise multiple	2.5-3.5	2.5-3.5	2.5-3.5
Risk free interest rate	0.11%-5.46%	0.25%-5.54%	0.31%-5.19%
Volatility	50%-53%	50%-52%	53%-60%
Dividend yield	0%	0%	0%

The expected annual post-vesting and pre-vesting forfeiture rates affects the number of exercisable options. Based on the Company's historical experience, the annual post-vesting and pre-vesting forfeiture rates is 0%-14%.

The computations of expected volatility and suboptimal exercise multiple are based on the average of the Company's realized historical stock price volatility and certain peer companies that the Company considered to be comparable based on market capitalization and type of technology platform. The computation of the suboptimal exercise multiple and the forfeiture rates are based on the grantees expected exercise prior and post vesting termination behavior. The interest rate for period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The expected life of the stock options represents the weighted-average period the stock options are expected to remain outstanding and is a derived output of the binomial model. The expected life of the stock options is impacted by all of the underlying assumptions used in the Company's model.

q.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and deposits, marketable securities, short-term bank deposits, trade receivables and derivative instruments.

The majority of cash and cash equivalents, restricted cash and deposits, marketable securities and short-term deposits of the Company are invested in dollar deposits in major U.S. and Israeli banks. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, the cash and cash equivalents and short-term bank deposits may be redeemed upon demand, and therefore, bear minimal risk.

The Company's trade receivables are primarily derived from sales to customers located mainly in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts on a specific basis. Allowance for doubtful accounts amounted to $ 511  and $ 374 as of December 31, 2011 and 2010, respectively.

The Company has no significant off balance sheet concentrations of credit risk, except for hedging arrangements to cover the currency exposure of the NIS on identified cash flow items (see also Note 2w).

r.	Royalty bearing grants:

Participation grants from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor in Israel ("OCS") for research and development activity are recognized at the time the Company is entitled to such grants on the basis of the costs incurred and included as a deduction of research and development costs. Research and development grants recognized amounted to $ 3,674, $ 2,774 and $ 2,440 in 2011, 2010 and 2009, respectively.

The Company is obligated to pay royalties to the OCS calculated at the rate of 3%-3.5% of sales of the products developed with the OCS's participation up to 300% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR. The Company's obligation to pay these royalties is contingent upon actual consolidated sales of our products and no payment is required if no sales are made. As of December 31, 2011, the Company had an outstanding  obligation to pay royalties in the amount of $ 1.36 million.

s.	Income taxes:

The Company accounts for income taxes in accordance with Accounting Standards Codification No. 740, "Income Taxes" ("ASC No. 740"). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

t.	Basic and diluted net loss per share:

Basic net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with FASB ASC 260 "Earnings Per Share".

For the years ended December 31, 2010 and 2009, all outstanding options and warrants have been excluded from the calculation of the diluted loss per share since their effect was anti-dilutive. For the year ended December 31, 2011, 577,750 outstanding options and warrants have been excluded from the calculation of the diluted income per share since their effect was anti-dilutive. See Note 16.

u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with Accounting Standards Codification No. 220, "Comprehensive Income"("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders.

The Company determined that its items of comprehensive income (loss) relate to unrealized gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale marketable securities.

v.	Fair value of financial instruments:

The Company measures its cash and cash equivalents, marketable securities, derivative instruments, restricted cash and deposits, short-term bank deposits, trade receivables, other receivables, trade payables and other payables at fair value.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -
Include other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The Company categorized each of its fair value measurements in one of those three levels of hierarchy. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

w.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on Accounting Standards Codification No. 815, "Derivatives and Hedging" ("ASC No. 815").

The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) in shareholders' equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings. To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

x.	Warranty costs:

The Company generally provides a three months software warranty  and a one year hardware warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expenses for the years ended December 31, 2009, 2010 and 2011 were immaterial.

y.	Recently issued accounting standards:

In June 2011, the FASB issued an amendment to an existing accounting standard which requires companies to present net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. In addition, in December 2011, the FASB issued an amendment to an existing accounting standard which defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. The Company's adoption of both standards is not expected to have an impact on the Company's consolidated financial statements.

In September 2011, the FASB issued an amendment to an existing accounting standard, which provides entities an option to perform a qualitative assessment to determine whether further impairment testing on goodwill is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We adopted this standard in the first quarter of 2012 and the adoption is not expected to have a material impact on our financial statements.

In May 2011, the FASB issued a new accounting standard update, which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. We adopted this standard in the first quarter of 2012 and the adoption will not have a material impact on our financial statements and disclosures.